U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

July 18, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Frontier Funds, Inc. (the “Funds”)
Securities Act Registration No: 333-07305
Investment Company Act Registration No: 811-07685
Frontier MFG Select Infrastructure Fund (S000062285)

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Funds is Post-Effective Amendment (“PEA”) No. 111 and Amendment No. 112 to the Funds’ Registration Statement on Form N-1A.  This PEA No. 111 hereby incorporates Parts A, B and C from the Funds’ PEA No. 110 on Form N‑1A filed June 29, 2018.  This PEA No. 111 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 110 (Accession No. 0001104659-18-043198) to the Funds’ Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures